Trade accounts receivable, net	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade accounts receivable, net

8.	Trade accounts receivable, net

	12.31.2020	12.31.2019
Foreign customers	214.5	149.6
Brazilian Air Force	7.4	7.0
Domestic customers	40.0	3.9

	261.9	160.5
Allowance for doubtful accounts	(58.5)	(11.1)

	203.4	149.4

The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2020	12.31.2019
Current	190.9	104.2
Up to 90 days	20.9	25.6
From 91 to 180 days	8.4	10.3
More than 180 days	41.7	20.4

	261.9	160.5

The increase of overdue trade accounts receivables in the Company’s current position is related to impacts of the
COVID-19
pandemic, mainly in the Services & Support business related to the Commercial Aviation customers (Note 1.1.2). The Company has taken necessary actions to ensure the collection of overdue balances, including renegotiation agreements with individual customers in order to collect overdue balances in short-term through monthly installments with interest. Due to this factor and relevant increase in customers credit risk during 2020 (Note
2
7.3.2), the Company increased the expected credit losses factor in the year:

	12.31.2020	12.31.2019	12.31.2018
Beginning balance	(11.1)	(45.0)	(52.9)
Additions/Reversal	(57.1)	(4.4)	11.9
Write-off	15.0	7.5	3.6
Reclassification*	29.6	—	—
Foreign exchange variation	(4.9)	0.8	(7.6)
Assets held for sale	(30.0)	30.0	—

Ending balance	(58.5)	(11.1)	(45.0)

*
Reclassification refers to transfer of expected credit losses provision recognized over trade accounts receivable overdue balances that were renegotiated with certain customers during the year and reclassified to the customer and commercial financing account in the statements of financial position.